Overview	12 Months Ended
Dec. 31, 2013
Overview [Abstract]
Overview
1.    Overview

1.1.    Background

Ardmore Shipping Corporation (NYSE: ASC) (“ASC”) and subsidiaries (collectively “Ardmore” or “the Company”) is an international marine transportation company. Ardmore was established to acquire and operate a high quality fleet of tanker vessels. As at December 31, 2013 Ardmore had eight vessels in operation, twelve vessels under construction and was awaiting delivery of one recently acquired second-hand vessel. The average age of Ardmore’s operating fleet at December 31, 2013 is 5.9 years.

All of Ardmore’s vessels are double-hulled and are engaged in the transportation of refined oil and chemical products. All the vessels are subject to IMO (International Maritime Organization) regulations including MARPOL (the International Convention for the Prevention of Pollution from Ships) and regulations of major oil and energy-related companies and other relevant international standards.

1.2.    Management and organizational structure

Ardmore Shipping Corporation (“ASC”) was incorporated in the Republic of the Marshall Islands on May 14, 2013 as a wholly owned subsidiary of GA Holdings LLC, a limited liability company incorporated in the Marshall Islands. On August 6, 2013, the Company completed its initial public offering (“IPO”) of 10,000,000 shares of its common stock, par value $0.01, at $14.00 per share. The gross proceeds to the Company from the IPO were $140 million before deducting underwriting commissions and IPO related expenses. Prior to the initial public offering of ASC’s common stock, GA Holdings LLC exchanged all of the shares of its wholly owned subsidiary, Ardmore Shipping LLC (“ASLLC”), for 8,049,500 additional shares of ASC and ASLLC became a wholly owned subsidiary of ASC (“the Reorganization”). The financial statements have been retroactively adjusted to reflect the issuance of 8,049,500 shares in connection with the Reorganization. Immediately following the IPO, GA Holdings LLC held 44.6% of the common stock of the Company, with the remaining 55.4% held by public investors.

1.3.    Vessels

Ardmore’s fleet as of December 31, 2013 comprises the following:

Vessel Name	Type	Dwt	Imo	Built Date	Built Country	Employment	Specification
In Operation
Ardmore Seavaliant	Product/Chemical	49,998	3	Feb-13	Korea	Time Charter	Eco-design
Ardmore Seaventure	Product/Chemical	49,998	3	Jun-13	Korea	Time Charter	Eco-design
Ardmore Seatrader	Product	47,141	—	Dec-02	Japan	Time Charter	Eco-mod
Ardmore Seamaster	Product/Chemical	45,840	3	Sep-04	Japan	Time Charter	Eco-mod
Ardmore Seafarer	Product	45,744	—	Aug-04	Japan	Time Charter	Eco-mod
Ardmore Centurion	Product/Chemical	29,006	2	Nov-05	Korea	Spot	Eco-mod
Ardmore Calypso	Product/Chemical	17,589	2	Jan-10	Korea	Pool	Eco-mod
Ardmore Capella	Product/Chemical	17,567	2	Jan-10	Korea	Pool	Eco-mod

Awaiting delivery
Ardmore Seamariner	Product	45,726	—	Oct-06	Japan	Time Charter	Eco-mod

Vessel Name	Type	Dwt	Imo	Built Date	Built Country	Employment	Specification
On Order
Ardmore Seavantage	Product/Chemical	49,997	3	Jan-14	Korea	Time Charter	Eco-design
Ardmore Seavanguard	Product/Chemical	49,998	3	Feb-14	Korea	MI	Eco-design
SPP Hull S-1162	Product/Chemical	50,300	3	1Q15	Korea	MI	Eco-design
SPP Hull S-1163	Product/Chemical	50,300	3	2Q15	Korea	MI	Eco-design
SPP Hull S-1171	Product/Chemical	50,300	3	2Q15	Korea	MI	Eco-design
SPP Hull S-1172	Product/Chemical	50,300	3	3Q15	Korea	MI	Eco-design
HMD Hull H-2480	Product/Chemical	37,000	2	1Q15	Korea	MI	Eco-design
HMD Hull H-2481	Product/Chemical	37,000	2	1Q15	Korea	MI	Eco-design
FKA Hull N-2062	Product/Chemical	25,000	2	4Q14	Japan	MI	Eco-design
FKA Hull N-2063	Product/Chemical	25,000	2	1Q15	Japan	MI	Eco-design
FKA Hull N-2065	Product/Chemical	25,000	2	3Q15	Japan	MI	Eco-design
FKA Hull N-2067	Product/Chemical	25,000	2	4Q15	Japan	MI	Eco-design
Total	21	823,804

On February 27, 2013 Ardmore took delivery of the Ardmore Seavaliant from SPP Shipbuilding Co., Ltd, in Korea. The Ardmore Seavaliant is an IMO 3 product and chemical tanker and was employed on a one year time charter.

On June 7, 2013 Ardmore took delivery of the Ardmore Seaventure from SPP Shipbuilding Co., Ltd, in Korea. The Ardmore Seaventure is an IMO 3 product and chemical tanker and was employed on a one year time charter.

On October 23, 2013 Ardmore agreed to acquire a 45,726 dwt MR product tanker built in October 2006 at Minami Nippon Shipbuilding Co., Ltd., Japan, to be renamed the  Ardmore Seamariner .